Cover	Jan. 23, 2021
IfrsStatementLineItems [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2021
Entity File Number	001-35588
Entity Registrant Name	Franchise Group, Inc.
Entity Central Index Key	0001528930
Entity Tax Identification Number	27-3561876
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2387 Liberty Way
Entity Address, City or Town	Virginia Beach
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23456
City Area Code	(757)
Local Phone Number	493-8855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 par value
IfrsStatementLineItems [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	FRG
Security Exchange Name	NASDAQ
7.50% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share and liquidation preference of $25.00 per share
IfrsStatementLineItems [Line Items]
Title of 12(b) Security	7.50% Series A Cumulative Perpetual Preferred Stock, par value $0.01 per share and liquidation preference of $25.00 per share
Trading Symbol	FRGAP
Security Exchange Name	NASDAQ